September 16, 2003

VIA EDGAR

The United States Securities

  and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549-0506

Subject:	GE Capital Life Assurance Company of New York
GE Capital Life Separate Account II
SEC File Nos. 333-39955; 811-08475
CIK No. 0001044035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Separate Account II (the “Separate Account”) and GE Capital Life Assurance Company of New York (the “Company”), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective on September 15, 2003.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/S/    HEATHER HARKER

Heather Harker, Esq.

Vice President, Associate General Counsel